IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Net of financial collateral	$ 6